Disciplined
Stock Fund
Annual Report


October 31, 1995

Letter to Shareholders
---------------------------------------------------------------------------
Dear Shareholder:

    The fiscal year ended October 31, 1995 of Dreyfus Disciplined Stock Fund was a rewarding one for shareholders. This letter describes the economic and market background of the last 12 months, provides you with the year's results, and explains our investment strategies.

ECONOMIC ENVIRONMENT
    The much-desired soft landing for the U.S. economy that the Federal Reserve Board has been striving to attain appears to have occurred. This is the result of more than a year of moves by the Fed to tighten interest rates, followed by a token loosening of the reins last summer.
    Now that the economy has settled down a bit, the central bank must concern itself with the possibility that the economy might slow down more than would be desirable. However, the latest economic statistics do not contain convincing evidence of that happening. The housing industry is doing well, industrial orders continue to expand and gross domestic product keeps on growing, albeit at a reduced rate.
    In the meantime, the rate of inflation appears to be under firm control. Consumer prices have advanced only at a very moderate pace, and average wages have barely inched ahead. Unemployment is moderate and hovers near the so-called full employment level.
    Retail spending has settled down, in part because consumers are carrying large debit balances in mortgage and credit card debts. To what extent this will affect holiday shopping remains to be seen.

MARKET ENVIRONMENT
    As your Fund reached the end of its fiscal year, October 31, 1995, stocks were not far below the record levels they had reached earlier in the fall.
    Among the factors accounting for this market strength were good corporate profits and low interest rates. Third quarter profit reports from leading corporations, while not universally favorable, were better than earlier quarters. The extensive lean and mean corporate reorganizations of the past few years appear to be paying off. Even though the pricing environment for most corporate products is extremely competitive, manufacturers and service providers appear able to squeeze out improved profits.
    How long that continuing improvement will last is an open question. Many economists think that profit levels may flatten out over the coming months. The recent record on that score, however, has been encouraging.
    Interest rates also have buoyed stock prices and sustained the bond market. As the cost of borrowing has steadily decreased, many corporations have benefited. This advantage has been particularly notable with public utilities.
    Another factor in market strength has been the relentless advance of technology, which has virtually forced corporations - and now individual households as well - to reequip in order to keep up with technical progress. The obvious result has been seen in record prices commanded during the year by high technology stocks. While some disillusionment may set in, the market clearly takes a very optimistic view of the long-range outlook for these companies.
    In addition, equities have been favorably affected by the very large inflow of investment money, on a regular basis, from 401(k) and other retirement plans. To be sure, money managers could at some point turn off the spigot, and divert this cash flow into bonds or money market instruments.
 During the past year, however, equity purchases by pension funds and other retirement investors have provided a supportive background for stock prices.

    Of course, there are some concerns. Perhaps the biggest has been the struggle between Congress and the White House over how to reduce Government spending and cut the burden of the Government's perennial deficit.
Hopefully, this impasse will be settled soon. In the meantime, the uncertainties in Washington have been a source of worry to investors.
    The fading value of the U.S. dollar has also been a question mark. Yet, after hitting a low last spring, the dollar has gradually recovered some lost ground. This dollar rebound reflects weakness in the economies of Western Europe and Japan, but also the strengthening of economic activity here at home.

PORTFOLIO OVERVIEW
    In its latest fiscal year, Dreyfus Disciplined Stock Fund provided a total return of 23.96% for Investor shares and 24.33% for Class R shares.* This compares with a total return of 26.41% for the Standard & Poor's 500 Composite Stock Price Index.**
    In late 1994 and early 1995, as the Fund's fiscal year began, the Federal Reserve was in the midst of tightening credit, which dampened stock prices as well as the economy. During that phase of the economic cycle, cyclical stocks such as steel and auto did not fare well, though semiconductor stocks were strong. Overall, however, the Fund lagged behind the general market for several months.
    With the coming of spring, and a decline in interest rates, equity performance improved. By midsummer, after the Fed had made a small cut in short-term rates, stocks began to rise impressively. By the end of October, when the fiscal year ended, Dreyfus Disciplined Stock Fund had made up for the earlier weakness.
    As October came to a close, the industry sectors in which the Fund held investments, in descending order of magnitude, were: Capital Spending, Consumer Staples, Consumer Cyclical/Discretionary, Interest Sensitive/Regulated, Utilities and Health Care.
    The top-performing stocks of those we held for the full fiscal year were Sun Microsystems, Inc., up 138%; Intel Corp., up 125.5%; Adaptec Inc., up 91.4%; Hewlett-Packard Co., up 91.3% and IBP Inc., which rose 76.4%.
    We appreciate the opportunity to manage assets on your behalf. We will continue to apply our investment disciplines in an effort to help you attain your investment goals.

                              Sincerely,


                              Bert J. Mullins
                              Portfolio Manager
November 15, 1995
New York, N.Y.

 *Total return includes reinvestment of dividends and any capital gains paid. **SOURCE: LIPPER ANALYTICAL SERVICES, INC. - Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of stock market performance.

Dreyfus Disciplined Stock Fund                           October 31, 1995
--------------------------------------------------------------------------
         COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                   DREYFUS DISCIPLINED STOCK FUND
CLASS R SHARES AND THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX


                        Disciplined         Standard & Poor's
                        Stock Fund         500 Composite Stock
Period                (Class R Shares)         Price Index*
---------------       ---------------       -----------------
12/31/87                 $10,000                $10,000
10/31/88                  11,080                 11,623
10/31/89                  14,084                 14,686
10/31/90                  13,650                 13,587
10/31/91                  18,464                 18,128
10/31/92                  20,321                 19,932
10/31/93                  23,869                 22,904
10/31/94                  24,541                 23,788
10/31/95                  30,512                 30,067


*Source: Lipper Analytical Services, Inc.


Average Annual Total Returns

               Investor Class Shares                                 Class R Shares
-------------------------------------------------      ---------------------------------------------
               Period ended 10/31/95                              Period ended 10/31/95
-------------------------------------------------      ---------------------------------------------
1 Year                             23.96%              1 Year                       24.33%
From Inception (4/6/94)            18.00               5 Years                      17.42
                                                       From Inception (12/31/87)    15.29

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Class R shares of Dreyfus Disciplined Stock Fund on 12/31/87 (Inception Date) to a $10,000 investment made in the Standard & Poor's 500 Composite Stock Price Index on that date. All dividends and capital gain distributions are reinvested. Performance for Investor Class shares will vary from the performance of Class R shares shown above due to differences in charges and expenses.

The Dreyfus Disciplined Stock Fund seeks investment returns (including capital appreciation and income) consistently superior to the Standard & Poor's 500 Composite Stock Price Index by investing in a broadly diversified list of equity securities generated by the application of quantitative security selection and risk control techniques. The Fund's performance shown in the line graph takes into account all applicable fees and expenses. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance which does not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

Dreyfus Disciplined Stock Fund
--------------------------------------------------------------------------------
Statement of Investments                                        October 31, 1995

    Shares           Common Stocks--97.5%                            Value
--------------                                                     -------------
                     Basic Industries--5.2%
        21,900       Dow Chemical................................. $   1,502,887
        63,500       du Pont (E.I.) de Nemours & Company..........     3,960,813
        18,900       Eastman Chemical Corporation.................     1,124,550
        48,300       Georgia-Pacific Corporation..................     3,984,750
        31,100       International Paper Company..................     1,150,700
        38,200       Morton International.........................     1,165,100
        51,700       PPG Industries, Inc..........................     2,197,250
        91,700       Praxair, Inc.................................     2,475,900
        13,300       Rohm & Haas..................................       734,825
        14,800       Temple-Inland................................       673,400
        39,900       Westvaco.....................................     1,107,225
        36,900       Weyerhaeuser Company.........................     1,628,212
                                                                   -------------
                                                                      21,705,612
                                                                   -------------
                     Consumer Cyclical--12.2%
        49,400       Albertson's, Inc.............................     1,642,550
        29,600       Capital Cities/ABC, Inc......................     3,511,300
        68,300       Circuit City Stores, Inc.....................     2,279,512
        30,200       Disney (Walt) Company........................     1,740,275
        39,100       Echlin, Inc..................................     1,397,825
        24,200       Eckard +.....................................       958,925
        87,900       Federated Department Stores, Inc.+...........     2,230,463
        94,900       Ford Motor Company...........................     2,728,375
        32,500       General Instruments Corporation+.............       617,500
       115,400       General Motors Corporation...................     5,048,750
        31,900       Goodyear Tire & Rubber Company...............     1,212,200
        18,600       King World Productions, Inc.+................       648,675
        29,800       Kroger Co. +.................................       994,575
       129,600       Limited, Inc.................................     2,381,400
        93,300       Lowe's Companies, Inc........................     2,519,100
        34,700       Marriott International.......................     1,279,562
        69,300       May Department Stores........................     2,720,025
        66,100       McDonald's Corporation.......................     2,710,100
        95,700       News Corporation, Ltd., ADS..................     1,902,038
        28,700       Outback Steakhouse, Inc.+....................       900,462
        24,200       Reynolds & Reynolds, Cl. A...................       862,125
        34,000       Safeway Inc.+................................     1,606,500
        13,000       Scholastic Corporation +.....................       802,750
       108,600       Sears, Roebuck & Company.....................     3,692,400
        64,900       Viacom Cl.B +................................     3,245,000
        21,900       Viking Office Products +.....................       974,550
                                                                   -------------
                                                                      50,606,937
                                                                   -------------
                     Consumer Services--21.1%
        17,400       3Com +.......................................       817,800
        29,800       Adaptec Inc.+................................     1,326,100


        14,200       Arrow Electronics +..........................$      720,650
        15,900       Autodesk, Inc................................       540,600
        37,900       Avnet, Inc...................................     1,909,213
        17,400       BMC Software, Inc. +.........................       619,875
        22,200       Bay Networks +...............................     1,470,750
         9,150       Cadence Design System +......................       295,088
        54,000       Case Corporation.............................     2,058,750
        15,600       Ceridian Corporation +.......................       678,600
        31,800       cisco Systems +..............................     2,464,500
        14,900       Compaq Computer Corporation+.................       830,675
        51,600       Computer Associates International, Inc.......     2,838,000
        43,400       Compuware Corporation+.......................       987,350
        16,600       Deere & Company..............................     1,483,625
        30,000       Eaton Corporation............................     1,537,500
        16,200       Emerson Electric.............................     1,154,250
       182,500       General Electric Company.....................    11,543,125
        18,800       General Motors Corporation, Cl. E ...........       885,950
        40,000       General Motors Corporation, Cl. H ...........     1,680,000
        33,700       Harnischfeger Industry, Inc..................     1,061,550
        21,100       Harsco Corp..................................     1,113,025
        49,900       Hewlett-Packard Company......................     4,621,988
        20,900       Illinois Tool Works..........................     1,214,813
        75,300       Intel Corporation............................     5,261,587
        50,300       International Business Machines..............     4,891,675
        46,827       Lockheed Martin..............................     3,190,089
        37,500       Manpower.....................................     1,017,187
        23,100       McDonnell Douglas Corporation ...............     1,888,425
        31,900       Microsoft +..................................     3,190,000
        33,600       Motorola, Inc................................     2,205,000
        12,500       Omnicom Group................................       798,437
        79,700       Oracle Systems Corporation+..................     3,476,912
        50,200       Raytheon Company.............................     2,189,975
        19,500       Sun Microsystems, Inc.+......................     1,521,000
        43,300       Texas Instruments............................     2,955,225
        40,400       Textron, Inc.................................     2,777,500
        32,800       Thermo Electron Corporation+.................     1,508,800
        31,600       United Technologies..........................     2,804,500
        32,300       Varity Corporation+..........................     1,170,875
        21,500       Xerox Corporation............................     2,789,625
                                                                   -------------
                                                                      87,490,589
                                                                   -------------
                     Consumer Staples--12.1%
        36,300       CPC International, Inc.......................     2,409,413
       132,000       Coca-Cola Company............................     9,487,500
        54,600       ConAgra, Inc.................................     2,108,925

Dreyfus Disciplined Stock Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                            October 31, 1995


    Shares           Common Stocks--(continued)                        Value
--------------                                                     -------------
                     Consumer Staples (continued)
        46,000       Eastman Kodak Company.......................  $   2,880,750
        67,600       Gillette Company............................      3,270,150
        34,600       IBP, Inc....................................      2,071,675
        28,600       Kellogg.....................................      2,066,350
        97,100       PepsiCo, Inc................................      5,122,025
        91,100       Philip Morris Companies, Inc................      7,697,950
        42,600       Pioneer Hi-Bred International...............      2,114,025
        81,900       Procter & Gamble Company....................      6,633,900
        71,600       Sara Lee Corporation........................      2,103,250
        57,100       Seagram Co., Ltd............................      2,055,600
                                                                   -------------
                                                                      50,021,513
                                                                   -------------
                     Energy--9.1%
        79,000       Amoco Corporation...........................      5,046,125
        30,600       Atlantic Richfield..........................      3,266,550
        47,000       British Petroleum, ADR......................      4,147,750
       148,400       Exxon Corporation...........................     11,334,050
        51,500       Halliburton.................................      2,137,250
        32,300       Pacific Enterprises.........................        799,425
        34,500       Pogo Producing Company......................        694,313
        61,500       Royal Dutch Petroleum, N.V..................      7,556,812
        38,900       Sonat, Inc..................................      1,118,375
        90,000       USX-Marathon Group..........................      1,597,500
                                                                   -------------
                                                                      37,698,150
                                                                   -------------
                     Health Care--10.1%
        99,400       Abbott Laboratories.........................      3,951,150
        41,900       American Home Products Corporation..........      3,713,388
        58,004       Columbia/HCA Healthcare Corporation.........      2,849,446
        25,300       Guidant.....................................        809,600
        41,300       Humana Inc.+................................        872,463
        80,600       Johnson & Johnson...........................      6,568,900
        41,200       Lilly (Eli).................................      3,980,950
       132,100       Merck & Company, Inc........................      7,595,750
        14,100       PacifiCare Health System, Cl. B +...........      1,025,775
        85,100       Pfizer, Inc.................................      4,882,612
        31,400       Schering-Plough Corporation.................      1,683,825
        34,000       SmithKline Beecham ADS......................      1,763,750
        41,500       United Healthcare Corporation...............      2,204,688
                                                                   -------------
                                                                      41,902,297
                                                                   -------------
                     Interest Sensitive--12.1%
        90,279       Allstate....................................      3,317,753
        50,400       American General Corporation ...............      1,656,900
        22,800       Bank of Boston Corporation .................      1,014,600


       109,200       Bank of New York, Inc.......................  $   4,586,400
        81,900       BankAmerica Corporation.....................      4,709,250
        27,400       CIGNA Corporation...........................      2,716,025
        67,300       Chase Manhattan Corporation.................      3,836,100
        64,500       Citicorp....................................      4,184,437
        34,100       CoreStates Financial Corporation............      1,240,388
        40,600       Dean Witter, Discover & Company.............      2,019,850
        16,700       Federal National Mortgage Association.......      1,751,413
        35,200       First Bank System, Inc......................      1,751,200
        34,300       First Chicago...............................      2,328,113
         7,600       First Interstate Bancorp....................        980,400
        23,800       First USA, Inc..............................      1,094,800
        26,300       MBNA Corporation............................        969,812
        29,600       Old Republic International Corporation......        847,300
        36,300       Providian Corporation.......................      1,424,775
        26,800       SAFECO Corporation..........................      1,720,225
        40,100       St. Paul Companies..........................      2,035,075
        17,100       Standard Federal Bank.......................        607,050
       104,900       Travelers Group, Inc........................      5,297,450
                                                                   -------------
                                                                      50,089,316
                                                                   -------------
                     Mining and Metals--1.9%
        71,100       Aluminum Company of America.................      3,626,100
        64,800       Barrick Gold................................      1,498,500
        17,700       Phelps Dodge Corporation....................      1,121,738
        25,400       Potash Corporation Saskatchewan, Inc........      1,768,475
                                                                   -------------
                                                                       8,014,813
                                                                   -------------
                     Transportation--1.5%
        13,800       AMR Corporation+............................        910,800
        41,600       Conrail, Inc................................      2,860,000
        17,000       Delta Air Lines, Inc........................      1,115,625
        32,100       Illinois Central Corporation................      1,227,825
           505       Transport Holdings, Cl. A...................         19,821
                                                                   -------------
                                                                       6,134,071
                                                                   -------------
                     Utilities--12.3%
       157,700       AT&T Corporation............................     10,092,800
       112,100       Ameritech Corporation.......................      6,053,400
        35,900       Bell Atlantic Corporation...................      2,284,137
        32,300       Boston Edison...............................        884,213
        47,000       CMS Energy Corporation......................      1,298,375
        60,500       Consolidated Edison Company, Inc............      1,837,687
        84,900       Entergy Corporation.........................      2,419,650


Dreyfus Disciplined Stock Fund
--------------------------------------------------------------------------------
Statement of Investments (continued)                            October 31, 1995

    Shares           Common Stocks--(continued)                        Value
--------------                                                     -------------
                     Utilities (continued)
        31,700       FPL Group, Inc..............................  $   1,327,438
       116,200       GTE Corporation.............................      4,793,250
        29,800       Illinova Corporation........................        845,575
       112,700       MCI Communications Corporation..............      2,810,456
        39,100       Pacific Telesis Group.......................      1,187,662
        31,900       Pinnacle West Capital Corporation...........        877,250
       103,100       SBC Communications..........................      5,760,713
        66,500       Southern Company............................      1,587,688
        60,200       Texas Utilities.............................      2,212,350
        65,100       Unicom Corporation..........................      2,132,025
        74,200       Worldcom +..................................      2,420,776
                                                                  --------------
                                                                      50,825,445
                                                                  --------------
                     TOTAL COMMON STOCKS
                       (cost $344,531,157).......................   $404,488,743
                                                                  --------------
Principal
 Amount                                                                Value
--------------                                                     -------------
                     REPURCHASE
                       AGREEMENT--3.3%
   $13,664,876       Agreement with Goldman
                       Sachs & Company Tri-Party
                       Repurchase Agreement,
                       5.88% dated 10/31/95,
                       to be repurchased at
                       $13,667,108 on 11/1/95,
                       collaterized by $13,664,932
                       U.S. Treasury Notes,
                       5.375% due 5/31/98
                       (Cost $13,664,876)...........                $ 13,664,876
                                                                   -------------

TOTAL INVESTMENTS
  (cost $358,196,033)...............................       100.8%   $418,153,619
LIABILITIES, LESS CASH AND
  RECEIVABLES.......................................         (.8%)  $ (3,318,591)
                                                         --------  -------------
NET ASSETS..........................................        100.0%  $414,835,028
                                                         --------  -------------
                                                         --------  -------------

Note to Statement of Investments;
--------------------------------------------------------------------------------
+ Non-income producing security.


                     See notes to financial statements.

Dreyfus Disciplined Stock Fund
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                             October 31, 1995

ASSETS:
    Investments in securities, at value (cost $358,196,033)-see Statement of
      Investments (including repurchase agreement of $13,664,876)...........                               $418,153,619
    Cash....................................................................                                      5,971
    Receivable for investment securities sold...............................                                 12,496,665
    Receivable for Capital Stock sold.......................................                                  1,286,719
    Dividends and interest receivable.......................................                                    538,152
                                                                                                         --------------
                                                                                                            432,481,126
LIABILITIES:
    Due to The Dreyfus Corporation-Note 2(a)................................              $   569,288
    Due to Distributor-Note 2(b)............................................                     6,846
    Payable for investment securities purchased.............................                13,714,391
    Payable for Capital Stock redeemed......................................                 3,288,122
    Directors' fees payable-Note 2(c).......................................                    67,451       17,646,098
                                                                                         -------------   --------------
NET ASSETS..................................................................                               $414,835,028
                                                                                                         --------------
                                                                                                         --------------
REPRESENTED BY:
    Paid-in capital.........................................................                               $343,028,316
    Accumulated undistributed investment income-net.........................                                  1,455,310
    Accumulated undistributed net realized gain on investments..............                                 10,393,816
    Accumulated net unrealized appreciation on investments-Note 3...........                                 59,957,586
                                                                                                         --------------

NET ASSETS at value.........................................................                               $414,835,028
                                                                                                         --------------
                                                                                                         --------------
NET ASSET VALUE, offering and redemption price per share:
    Investor Shares
      (80 million shares of $.001 par value Capital Stock authorized)
      ($32,189,212 / 1,457,759 shares of Capital Stock outstanding).........                                     $22.08
                                                                                                                -------
                                                                                                                -------
    Class R Shares
      (165 million shares of $.001 par value Capital Stock authorized)
      ($382,645,816 / 17,321,416 shares of Capital Stock outstanding).......                                     $22.09
                                                                                                                -------
                                                                                                                -------

                 See notes to financial statements.

Dreyfus Disciplined Stock Fund
----------------------------------------------------------------------------
Statement of Operations                          Year ended October 31, 1995

INVESTMENT INCOME:
    Income:
      Cash dividends........................................................              $  7,185,876
      Interest..............................................................                   594,559
                                                                                         -------------
          Total Income......................................................                               $  7,780,435
    Expenses:
      Management fee-Note 2(a)..............................................                 2,739,876
      Distribution fee (Investor shares)-Note 2(b)..........................                    68,850
      Directors' fees and expenses-Note 2(c)................................                    52,429
                                                                                         -------------
          Total Expenses....................................................                                  2,861,155
                                                                                                          -------------
          INVESTMENT INCOME-NET.............................................                                  4,919,280

REALIZED AND UNREALIZED GAIN ON INVESTMENTS-Note 3:
    Net realized gain on investments........................................               $10,544,076
    Net unrealized appreciation on investments..............................                54,555,889
                                                                                         -------------
          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...................                                 65,099,965
                                                                                                          -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                $70,019,245
                                                                                                          -------------
                                                                                                          -------------

                      See notes to financial statements.

Dreyfus Disciplined Stock Fund
------------------------------------------------------------------------------
Statement of Changes in Net Assets


                                                                                           Year Ended October 31,
                                                                                     --------------------------------
                                                                                           1995              1994
                                                                                     --------------     -------------
OPERATIONS:
    Investment income-net................................................            $    4,919,280    $    3,269,818
    Net realized gain on investments.....................................                10,544,076         7,508,638
    Net unrealized appreciation (depreciation) on investments for the year               54,555,889        (2,678,128)
                                                                                     --------------     -------------
      Net Increase In Net Assets Resulting From Operations...............                70,019,245         8,100,328
                                                                                     --------------     -------------
DIVIDENDS TO SHAREHOLDERS FROM:
    Investment income-net:
      Investor Shares....................................................                  (323,712)          (31,895)
      Class R Shares.....................................................                (4,170,807)       (2,567,476)
    Net realized gain on investments:
      Investor Shares....................................................                  (607,507)             --
      Class R Shares.....................................................                (5,904,735)       (4,454,514)
                                                                                     --------------     -------------
        Total Dividends..................................................               (11,006,761)       (7,053,885)
                                                                                     --------------     -------------
CAPITAL STOCK TRANSACTIONS:
    Net proceeds from shares sold:
      Investor Shares....................................................                31,801,974        19,823,569
      Class R Shares.....................................................               205,045,630       200,565,074
    Dividends reinvested:
      Investor Shares....................................................                   227,141            10,293
      Class R Shares.....................................................                 7,292,203         5,583,366
    Cost of shares redeemed:
      Investor Shares....................................................               (24,904,167)         (779,735)
      Class R Shares.....................................................              (122,289,547)      (60,554,414)
                                                                                     --------------     -------------
      Increase In Net Assets From Capital Stock Transactions.............                97,173,234       164,648,153
                                                                                     --------------     -------------
        Total Increase In Net Assets.....................................               156,185,718       165,694,596
NET ASSETS:
    Beginning of year....................................................               258,649,310        92,954,714
                                                                                     --------------     -------------
    End of year (including undistributed investment income-net:
      $1,455,310 in 1995 and $1,030,549 in 1994).........................              $414,835,028      $258,649,310
                                                                                     --------------     -------------
                                                                                     --------------     -------------

                                                                         Shares
                                              --------------------------------------------------------------
                                                    Inventor Shares                     Class R Shares
                                              ---------------------------        ---------------------------
                                                 Year Ended October 31,             Year Ended October 31,
                                              ---------------------------        ---------------------------
                                                 1995             1994*             1995              1994*
                                              ----------        ---------        ----------        ----------
CAPITAL SHARE TRANSACTIONS:
    Shares sold...........................     1,765,427        1,098,681        10,432,849        10,921,206
    Shares issued for dividends reinvested        12,685              575           406,003           308,851
    Shares redeemed.......................    (1,376,660)         (42,949)       (6,410,071)       (3,310,422)
                                              ----------        ---------        ----------        ----------
      Net Increase In Shares Outstanding..       401,452        1,056,307         4,428,781         7,919,635
                                              ----------        ---------        ----------        ----------
                                              ----------        ---------        ----------        ----------

* The Fund commenced selling Investor shares on April 6, 1994. Any shares outstanding prior to April 4, 1994 were designated Trust shares. Effective October 17, 1994, the Fund's Trust shares were redesignated Class R shares.


                         See notes to financial statements.

Dreyfus Disciplined Stock Fund
------------------------------------------------------------------------
Financial Highlights

    Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                            Investor Shares
                                                                                        -----------------------
                                                                                         Year Ended October 31,
PER SHARE DATA:                                                                          1995              1994(1)(2)
                                                                                       ------             ------
    Net asset value, beginning of year.............................                    $18.54             $17.86
                                                                                       ------             ------
    Investment Operations:
    Investment income-net..........................................                       .28                .16
    Net realized and unrealized gain on investments................                      3.98                .66
                                                                                       ------             ------
      Total from Investment Operations.............................                      4.26                .82
                                                                                       ------             ------
    Distributions:
    Dividends from investment income-net...........................                      (.25)              (.14)
    Dividends from net realized gain on investments................                      (.47)               --
                                                                                       ------             ------
      Total Distributions..........................................                      (.72)              (.14)
                                                                                       ------             ------
    Net asset value, end of year...................................                    $22.08             $18.54
                                                                                       ------             ------
                                                                                       ------             ------
TOTAL INVESTMENT RETURN............................................                     23.96%              4.62%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets........................                      1.15%              1.15%(3)
    Ratio of net investment income to average net assets...........                      1.36%              1.29%(3)
    Portfolio Turnover Rate........................................                     60.00%            106.00%
    Net Assets, end of year (000's Omitted)........................                   $32,189            $19,580

-----------------------
(1) The Fund commenced selling Investor shares on April 6, 1994.
(2) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment mananger. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager
(3) Annualized.


                         See notes to financial statments.

Dreyfus Disciplined Stock Fund
----------------------------------------------------------------------
Financial Highlights (continued)

    Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                    Class R Shares
                                                                ------------------------------------------------------
                                                                                 Year Ended October 31,
                                                                ------------------------------------------------------
PER SHARE DATA:                                                  1995        1994(1)(2)  1993        1992        1991
                                                                ------      ------      ------      ------      ------
    Net asset value, beginning of year............              $18.54      $18.69      $17.21      $16.40      $12.41
                                                                ------      ------      ------      ------      ------
    Investment Operations:
    Investment income-net.........................                 .30         .26(3)      .30         .27         .27
    Net realized and unrealized gain on investments               4.02         .25        2.56        1.33        4.04
                                                                ------      ------      ------      ------      ------
      Total from Investment Operations............                4.32         .51        2.86        1.60        4.31
                                                                ------      ------      ------      ------      ------
    Distributions:
    Dividends from investment income-net..........                (.30)       (.26)       (.31)       (.27)       (.27)
    Dividends from net realized gain on investments               (.47)       (.40)      (1.07)       (.52)       (.05)
                                                                ------      ------      ------      ------      ------
      Total Distributions.........................                (.77)       (.66)      (1.38)       (.79)       (.32)
                                                                ------      ------      ------      ------      ------
    Net asset value, end of year..................              $22.09      $18.54      $18.69      $17.21      $16.40
                                                                ------      ------      ------      ------      ------
TOTAL INVESTMENT RETURN...........................               24.33%       2.82%      17.46%      10.06%      35.27%
                                                                ------      ------      ------      ------      ------
                                                                ------      ------      ------      ------      ------
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets(4)....                 .90%        .90%(5)     .90%        .90%        .90%
    Ratio of net investment income to average net assets          1.61%       1.54%       1.82%       1.73%       1.92%
    Portfolio Turnover Rate.......................               60.00%     106.00%      64.00%      84.00%      69.00%
    Net Assets, end of year (000's Omitted).......            $382,646    $239,069     $92,955     $43,742     $25,931

---------------
(1) The Fund commenced selling Investor Shares on April 6, 1994. Those shares outstanding prior to April 4, 1994 were designated Trust Shares. Effective October 17, 1994, the Fund's Trust Shares were redesignated Class R Shares.
(2) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(3) Net investment income per share before reimbursement of expenses by the investment adviser was $.25 for the year ended October 31, 1994.
(4) For the years ended October 31, 1993, 1992 and 1991, the investment adviser reimbursed expenses of the Fund amounting to $.0627, $.0981 and $.1721 per share, respectively.
(5) Expense ratio before reimbursement of expenses by the adviser was .96% for the year ended October 31, 1994.

                       See notes to financial statments.

Dreyfus Disciplined Stock Fund
--------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1-Significant Accounting Policies:

          The Dreyfus/Laurel Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company currently offering sixteen Series including the Dreyfus Disciplined Stock Fund (the "Fund"). The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").
    Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc.
    The Fund is currently authorized to issue two classes of shares: Investor shares and Class R Shares. Investor shares are sold primarily to retail investors and bear a distribution fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution fee and voting rights on matters affecting a single class. The Company has the authority to issue 25 billion shares of capital stock with a par value of $.001.
    Investment income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
    (a) Portfolio Valuation: Investments in securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.
    (b) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.
    (c) Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund, through its custodian, and sub-custodian takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the rights. The Fund's manager, acting under the supervision of the Board of Directors,

Dreyfus Disciplined Stock Fund
---------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.
    (d) Distributions to Shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.
    On November 2, 1995, the Board of Directors declared dividends from net investment income for the Investor shares and Class R shares in the amount of $0.0640 per share and $0.0782 per share, respectively, payable on November 3, 1995 to shareholders of record on November 2, 1995.
    (e) Federal Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2 - Investment Management Fee and Other Transactions with Affiliates:

    (a) Investment Management Fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .90% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel).
    (b) Distribution Plan: The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act relating to its Investor shares. Under the Plan, the Fund may pay annually up to .25% of the value of the average daily net assets attributable to its Investor shares to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities primarily intended to result in the sale of Investor shares. The Class R shares bear no distribution fee. For the year ended October 31, 1995, the distribution fee for the Investor shares was $68,850.
    Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Investment Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

Dreyfus Disciplined Stock Fund
---------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

    (c) Directors' Fees: Each director who is not an "interested person" as defined in the Act receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee attended and is reimbursed for travel and out-of-pocket expenses. These expenses are paid in total by the following funds: the Dreyfus/Laurel Funds, Inc., the Dreyfus/Laurel Tax-Free Municipal Funds, and the Dreyfus/Laurel Funds Trust. In addition the Chairman of the Board receives an annual fee of $75,000 per year. These fees and expenses are charged and allocated to each series based on net assets.
    (d) Brokerage Commissions: For the year ended October 31, 1995, the Fund incurred total brokerage commissions of $572,664, of which $92,515 was paid to InvestNet Corporation, a subsidiary of Mellon Bank Corporation.

NOTE 3 - Securities Transactions:

    The aggregate amount of purchase and sales of investment securities, other than short-term securities, during the year ended October 31, 1995, amounted to $269,394,941 and $180,564,850, respectively.
    At October 31, 1995, accumulated net unrealized appreciation on investments was $59,957,586, consisting of $66,712,703 gross unrealized appreciation and $6,755,117 gross unrealized depreciation.
    At October 31, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Dreyfus Disciplined Stock Fund
-------------------------------------------------------------------------
Independent Auditors' Report

The Board of Directors and Shareholders
The Dreyfus/Laurel Funds, Inc.:

    We have audited the accompanying statement of assets and liabilities of the Dreyfus Disciplined Stock Fund of The Dreyfus/Laurel Funds, Inc., including the statement of investments, as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dreyfus Disciplined Stock Fund of The Dreyfus/Laurel Funds, Inc., as of October 31, 1995, the results of its operations for the year the ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                        KPMG Peat Marwick LLP

Pittsburgh, Pennsylvania
December 15, 1995

Dreyfus Disciplined Stock Fund
-----------------------------------------------------------------------------
Important Tax Information (Unaudited)

    For Federal tax purposes the Fund hereby designates $.2884 per share as a long-term capital gain distribution paid on December 29, 1994.

Dreyfus Disciplined Stock Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank
One Mellon Bank Center
Pittsburgh, Pennsylvania 15258

Transfer Agent &
Dividend Disbursing Agent
First Data Investor Services Group, Inc.
P.O. Box 9671
Providence, RI 02940



Further information is contained in the Prospectus, which must precede or accompany this report.


Printed in U.S.A.                       328/728AR9510